EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Equity	$ 97,150	$ 79,872	$ 69,688
Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.19%	4.08%
Floating rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	2.90%	2.33%
Fixed rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.82%	4.82%
Fixed and floating rate [Member] | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.02%	3.78%
Fixed rate-reset preferred shares | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.26%	4.21%
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,168	$ 4,192	$ 3,954
Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	531	531
Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	744	749
Preferred equity | Fixed and floating rate [Member] | Preferred shares
Disclosure of classes of share capital [line items]
Equity	1,275	1,280
Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 2,893	$ 2,912